PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment, net consists of the following:

	June 30,	December 31,
	2022	2021
Cost:

Buildings and land	$83,083	$82,898
Computers, software and electronic equipment	52,904	49,822
Network equipment	30,628	31,604
Office furniture and equipment	3,718	3,573
Vehicles	235	235
Leasehold improvements	2,451	2,405

	173,019	170,537
Accumulated depreciation	100,609	98,146

Depreciated cost	$72,410	$72,391